As filed with the Securities and Exchange Commission on May 17, 2018.
File Nos.
002-99112
811-04356

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 57	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	[X]

FRANKLIN CALIFORNIA TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CALIFORNIA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 15, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin California Intermediate-Term Tax-Free Income Fund of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

 Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (“PEA 52”), relating only to the Franklin California Intermediate-Term Tax-Free Income Fund series of the Registrant (the “Fund”), was filed on December 7, 2017 (Accession #0001379491-17-008159) pursuant to Rule 485(a)(2).  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement, relating only to the Fund, was filed on January 22, 2018 (Accession #0000773478-18-000004) for the sole purpose of designating February 22, 2018 as the new effective date to Post-Effective Amendment No. 52. On February 22, 2018 (Accession #0000773478-18-000008) for the sole purpose of designating March 23, 2018 as the new effective date to Post-Effective Amendment No. 52. On March 21, 2018 (Accession #0000773478-18-000015) for the sole purpose of designating April 20, 2018 as the new effective date to Post-Effective Amendment No. 52. On April 19, 2018 (Accession #0000773478-18-000028) for the sole purpose of designating May 18, 2018 as the new effective date to Post-Effective Amendment No. 52. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating June 15, 2018 as the new date upon which PEA 52 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 52, are incorporated herein by reference in their entirety into this filing.

FRANKLIN CALIFORNIA TAX-FREE TRUST

FILE NOS. 002-99112 & 811-04356

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(ii)

Certificate of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(b)	By-Laws

(i)

By-Laws of Franklin California Tax-Free Trust, a Delaware Statutory Trust, effective October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(c)	Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4,6 and 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(ii)

Addendum dated January 1, 2008 to the Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(iii)

Investment Management Agreement between Registrant, on behalf of Franklin California Ultra-Short Tax-Free Income Fund, and Franklin Advisers, Inc. dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 27, 2010

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, l997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 30, 1997

(iii)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 21, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(v)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(vi)

Amended dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between the Registrant and the Bank of New York Mellon dated as of February 16, 1996

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2014

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 24, 2014

(ii)

Form of Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated August 1, 2017

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(iii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Franklin California Ultra-Short Tax-Free Income Fund dated March 21, 2016

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2016

(i)	Legal Opinion

(i) Legal Opinion dated October 26, 2007 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 26, 2007

(ii)

Opinion and Consent of Counsel dated October 23, 2015, on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i) Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: April 21, 1995

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2009

(ii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2013

(iii)	Form of Class M Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: December 7, 2017

(n)	Rule 18f-3 Plan

(i)

Form of Amended Multiple Class Plan on behalf of Franklin California Intermediate-Term Tax-Free Income Fund

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: December 7, 2017

(ii)

Form of Amended Multiple Class Plan on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: July 27, 2017

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

(q)	Power of Attorney

(i) Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 25, 2013

(ii) Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

(iii) Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: July 27, 2017

(iv) Power of Attorney dated December 16, 2017 for Terrence J. Checki Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: January 22, 2018

Item 29.    Persons Controlled by or Under Common Control with Fund

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund

Franklin California Tax-Free Income Fund

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Trust at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 16th day of May, 2018.

FRANKLIN CALIFORNIA TAX-FREE TRUST

(Registrant)

By:   /s/Karen L. Skidmore_

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*

Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: May 16, 2018

MATTHEW T. HINKLE*

Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: May 16, 2018

GASTON GARDEY*

Gaston Gardey	Chief Financial Officer, Chief Accounting Officer Dated: May 16, 2018

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: May 16, 2018

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: May 16, 2018

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: May 16, 2018

EDITH E. HOLIDAY*

Edith E. Holiday	Trustee Dated: May 16, 2018

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: May 16, 2018

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 16, 2018

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: May 16, 2018

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: May 16, 2018

JOHN B. WILSON*

John B. Wilson

Trustee Dated: May 16, 2018

*By /s/ Karen L. Skidmore__

Karen L. Skidmore,

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CALIFORNIA TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None